Cover	Jan. 27, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 27, 2022
Entity File Number	001-39726
Entity Registrant Name	OMNICHANNEL ACQUISITION CORP.
Entity Central Index Key	0001827669
Entity Tax Identification Number	85-3113789
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	First Floor West
Entity Address, Address Line Two	51 John F. Kennedy Parkway
Entity Address, City or Town	Millburn
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07078
City Area Code	(908)
Local Phone Number	271-6641
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Trading Symbol	OCA.U
Security Exchange Name	NYSE
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	OCA
Security Exchange Name	NYSE
Redeemable warrants, each warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	OCA.WS
Security Exchange Name	NYSE